Analysis of Group statement of financial position by segment (Details) - GBP (£) £ in Millions		Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Assets
Goodwill		£ 1,620	£ 1,482		£ 1,628
Deferred acquisition costs and other intangible assets		11,359	11,011
Property, plant and equipment		951	789
Reinsurers' share of insurance contract liabilities		9,620	9,673
Deferred tax assets		2,435	2,627
Current tax recoverable		626	613
Accrued investment income		2,574	2,676
Other debtors		3,519	2,963
Investment properties		17,605	16,497
Investment in joint ventures and associates accounted for using the equity method		1,554	1,416
Loans		16,922	17,042
Equity securities and portfolio holdings in unit trusts	[1]	229,707	223,391
Debt securities	[1]	160,305	171,374
Derivative assets		3,428	4,801
Other investments	[1]	6,059	5,622
Deposits		12,412	11,236
Assets held for sale	[2]	12,024	38
Cash and cash equivalents		8,450	10,690	£ 9,893	10,065
Total assets		501,170	493,941
Total equity		15,890	16,094	£ 15,450	£ 14,667
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		405,482	411,243
Unallocated surplus of with-profits funds		17,283	16,951
Core structural borrowings of shareholder-financed operations		6,367	6,280
Operational borrowings attributable to shareholder-financed operations		1,618	1,791
Borrowings attributable to with-profits operations		3,589	3,716
Obligations under funding, securities lending and sale and repurchase agreements		7,128	5,662
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		9,358	8,889
Deferred tax liabilities		4,443	4,715
Current tax liabilities		415	537
Accruals deferred income and other liabilities		13,551	14,185
Provisions		920	1,123
Derivative liabilities		3,149	2,755
Liabilities held for sale		11,977
Total liabilities		485,280	477,847
Total equity and liabilities		501,170	493,941
Operating segments | Asia
Assets
Goodwill		306	305
Deferred acquisition costs and other intangible assets		2,614	2,540
Property, plant and equipment		123	125
Reinsurers' share of insurance contract liabilities		2,258	1,960
Deferred tax assets		112	112
Current tax recoverable		23	58
Accrued investment income		611	595
Other debtors		2,429	2,675
Investment properties		5	5
Investment in joint ventures and associates accounted for using the equity method		867	912
Loans		1,337	1,317
Equity securities and portfolio holdings in unit trusts		30,926	29,976
Debt securities		42,256	40,982
Derivative assets		191	113
Deposits		1,203	1,291
Cash and cash equivalents		2,177	1,934
Total assets		87,438	84,900
Total equity		5,741	5,926
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		66,821	64,133
Unallocated surplus of with-profits funds		3,766	3,474
Operational borrowings attributable to shareholder-financed operations		17	50
Borrowings attributable to with-profits operations		32	10
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		3,550	3,631
Deferred tax liabilities		1,174	1,152
Current tax liabilities		155	122
Accruals deferred income and other liabilities		5,920	6,069
Provisions		175	254
Derivative liabilities		87	79
Total liabilities		81,697	78,974
Total equity and liabilities		87,438	84,900
Operating segments | US
Assets
Deferred acquisition costs and other intangible assets		8,503	8,219
Property, plant and equipment		237	214
Reinsurers' share of insurance contract liabilities		6,436	6,424
Deferred tax assets		2,144	2,300
Current tax recoverable		298	298
Accrued investment income		460	492
Other debtors		242	248
Investment properties		5	5
Loans		9,815	9,630
Equity securities and portfolio holdings in unit trusts		135,837	130,630
Debt securities		36,115	35,378
Derivative assets		816	1,611
Other investments		901	848
Deposits		17	43
Cash and cash equivalents		1,174	1,658
Total assets		203,000	197,998
Total equity		5,100	5,248
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		185,150	180,724
Core structural borrowings of shareholder-financed operations		189	184
Operational borrowings attributable to shareholder-financed operations		262	508
Obligations under funding, securities lending and sale and repurchase agreements		5,612	4,304
Deferred tax liabilities		1,653	1,845
Current tax liabilities		22	47
Accruals deferred income and other liabilities		4,914	5,109
Provisions		19	24
Derivative liabilities		79	5
Total liabilities		197,900	192,750
Total equity and liabilities		203,000	197,998
Operating segments | UK and Europe
Assets
Goodwill		1,314	1,177
Deferred acquisition costs and other intangible assets		199	210
Property, plant and equipment		588	447
Reinsurers' share of insurance contract liabilities		2,104	2,521
Deferred tax assets		130	157
Current tax recoverable		255	244
Accrued investment income		1,471	1,558
Other debtors		3,580	3,118
Investment properties		17,595	16,487
Investment in joint ventures and associates accounted for using the equity method		687	504
Loans		5,664	5,986
Equity securities and portfolio holdings in unit trusts		62,832	62,670
Debt securities		79,744	92,707
Derivative assets		2,305	2,954
Other investments		5,158	4,774
Deposits		11,020	9,540
Assets held for sale		12,024	38
Cash and cash equivalents		3,420	5,808
Total assets		210,090	210,900
Total equity		8,046	8,245
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		154,655	167,589
Unallocated surplus of with-profits funds		13,517	13,477
Operational borrowings attributable to shareholder-financed operations		130	148
Borrowings attributable to with-profits operations		3,557	3,706
Obligations under funding, securities lending and sale and repurchase agreements		1,516	1,358
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		5,781	5,243
Deferred tax liabilities		1,602	1,703
Current tax liabilities		194	377
Accruals deferred income and other liabilities		6,349	6,609
Provisions		684	784
Derivative liabilities		2,082	1,661
Liabilities held for sale		11,977
Total liabilities		202,044	202,655
Total equity and liabilities		210,090	210,900
Unallocated to a segment (other operations)
Assets
Deferred acquisition costs and other intangible assets		43
Property, plant and equipment		3
Reinsurers' share of insurance contract liabilities		3
Deferred tax assets		49
Current tax recoverable		115
Accrued investment income		32
Other debtors		1,722
Loans		106	109
Equity securities and portfolio holdings in unit trusts		112
Debt securities		2,190	2,307
Derivative assets		116
Deposits		172
Cash and cash equivalents		1,679
Total assets		6,342
Total equity		(2,997)
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		37	£ 32
Core structural borrowings of shareholder-financed operations		6,178
Operational borrowings attributable to shareholder-financed operations		1,209
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		27
Deferred tax liabilities		14
Current tax liabilities		109
Accruals deferred income and other liabilities		822
Provisions		42
Derivative liabilities		901
Total liabilities		9,339
Total equity and liabilities		6,342
Elimination of intra-group amounts
Assets
Reinsurers' share of insurance contract liabilities		(1,181)
Current tax recoverable		(65)
Other debtors		(4,454)
Total assets		(5,700)
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		(1,181)
Current tax liabilities		(65)
Accruals deferred income and other liabilities		(4,454)
Total liabilities		(5,700)
Total equity and liabilities		£ (5,700)

[1]	Included within equity securities and portfolio holdings in unit trusts, debt securities and other investments are £8,993 million of lent securities as at 30 June 2018 (31 December 2017: £8,232 million).
[2]	Assets held for sale of £12,024 million includes £11,977 million in respect of the reinsured UK annuity business (see note D1).